Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Basis of Accounting
These condensed consolidated interim financial statements ("Interim Financial Statements") have been prepared and presented in accordance with accounting principles generally accepted in the United States of America for rate-regulated entities and are in Canadian dollars unless otherwise indicated.

Consolidation
The Interim Financial Statements include the accounts of the Corporation and its subsidiaries and reflect the equity method of accounting for entities in which Fortis has significant influence, but not control, and proportionate consolidation for assets that are jointly owned with non-affiliated entities.

These Interim Financial Statements do not include all of the disclosures required in the annual financial statements and should be read in conjunction with the Corporation's 2025 Annual Financial Statements. In management's opinion, these Interim Financial Statements include all adjustments that are of a normal recurring nature, necessary for fair presentation.

Use of Accounting Estimates	The preparation of the Interim Financial Statements required management to make estimates and judgments, including those related to regulatory decisions, that affect the reported amounts of, and disclosures related to, assets, liabilities, revenues, expenses, gains, losses and contingencies. Actual results could differ materially from estimates.
Future Accounting Pronouncements
Future Accounting Pronouncements
Expense Disaggregation: ASU No. 2024-03, Disaggregation of Income Statement Expenses, is effective for Fortis on January 1, 2027 for annual periods and on January 1, 2028 for interim periods, on a prospective basis, with retrospective application and early adoption permitted. The ASU requires detailed disclosure of certain expense categories included on the consolidated statements of earnings, including energy supply costs, operating expenses, and depreciation and amortization expense. Fortis is assessing the impact on its disclosures.

Internal-Use Software: ASU No. 2025-06, Targeted Improvements to the Accounting for Internal-Use Software, is effective for Fortis on January 1, 2028. The ASU may be adopted prospectively, retrospectively, or using a modified transition approach, and early adoption is permitted. The ASU removes references to development stages and requires capitalization of software costs once funding is authorized and project completion is probable, including assessment of whether significant development uncertainty exists. The guidance also clarifies that all capitalized internal-use software costs must follow the disclosure requirements in Subtopic 360-10, Property, Plant and Equipment. Fortis is assessing the impact on its consolidated financial statements and disclosures.